FAIR VALUE MEASUREMENT - Quantitative Disclosures Fair Value Measurement Hierarchy for Assets (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Financial liabilities	$ (104,151)	$ (128,671)
Equity instrument	3,069	2,902
Investment properties	504	5,112	$ 5,250
Office buildings
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	13	105
Other
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	8	9
Significant unobservable inputs (Level 3)
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Equity instrument	3,069	2,902	$ 1,553
Fair value
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Financial liabilities	(104,151)	(128,671)
Equity instrument	3,069	2,902
Fair value | Thai Metal Processing Co., Ltd.
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Equity instrument	2,586	2,663
Fair value | Leijyu Co., Ltd. (transliteration)
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Equity instrument	483	239
Fair value | Foreign exchange forward contract
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Financial liabilities	(21)	(74)
Fair value | Land
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	11,567	10,678
Fair value | Office buildings
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	494	5,068
Fair value | Warehouse
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties		5,876
Fair value | Land leasehold right
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	91	93
Fair value | Other
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	8	9
Fair value | Quoted prices in active markets (Level 1) | Thai Metal Processing Co., Ltd.
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Equity instrument	0	0
Fair value | Quoted prices in active markets (Level 1) | Leijyu Co., Ltd. (transliteration)
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Equity instrument	0	0
Fair value | Quoted prices in active markets (Level 1) | Foreign exchange forward contract
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Financial liabilities	0	0
Fair value | Quoted prices in active markets (Level 1) | Land
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	0	0
Fair value | Quoted prices in active markets (Level 1) | Office buildings
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	0	0
Fair value | Quoted prices in active markets (Level 1) | Warehouse
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties		0
Fair value | Quoted prices in active markets (Level 1) | Land leasehold right
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	0	0
Fair value | Quoted prices in active markets (Level 1) | Other
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	0	0
Fair value | Significant observable inputs (Level 2) | Thai Metal Processing Co., Ltd.
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Equity instrument	0	0
Fair value | Significant observable inputs (Level 2) | Leijyu Co., Ltd. (transliteration)
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Equity instrument	0	0
Fair value | Significant observable inputs (Level 2) | Foreign exchange forward contract
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Financial liabilities	(21)	(74)
Fair value | Significant observable inputs (Level 2) | Land
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	0	0
Fair value | Significant observable inputs (Level 2) | Office buildings
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	0	0
Fair value | Significant observable inputs (Level 2) | Warehouse
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties		0
Fair value | Significant observable inputs (Level 2) | Land leasehold right
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	0	0
Fair value | Significant observable inputs (Level 2) | Other
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	0	0
Fair value | Significant unobservable inputs (Level 3) | Thai Metal Processing Co., Ltd.
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Equity instrument	2,586	2,663
Fair value | Significant unobservable inputs (Level 3) | Leijyu Co., Ltd. (transliteration)
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Equity instrument	483	239
Fair value | Significant unobservable inputs (Level 3) | Foreign exchange forward contract
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Financial liabilities	0	0
Fair value | Significant unobservable inputs (Level 3) | Land
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	11,567	10,678
Fair value | Significant unobservable inputs (Level 3) | Office buildings
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	494	5,068
Fair value | Significant unobservable inputs (Level 3) | Warehouse
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties		5,876
Fair value | Significant unobservable inputs (Level 3) | Land leasehold right
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	91	93
Fair value | Significant unobservable inputs (Level 3) | Other
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	$ 8	$ 9